Document and Entity Information	Sep. 17, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 17, 2024
Entity Registrant Name	Service Corporation International
Entity Incorporation State Country Code	TX
Entity File Number	1-6402-1
Entity Tax Identification Number	74-1488375
Entity Address Address Line 1	1929 Allen Parkway
Entity Address City Or Town	Houston
Entity Address State Or Province	TX
Entity Address Postal Zip Code	77019
City Area Code	713
Local Phone Number	522-5141
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Security 12b Title	Common Stock ($1 par value)
Trading Symbol	SCI
Security Exchange Name	NYSE
Entity Central Index Key	0000089089
Amendment Flag	false